Goodwill and Acquired Intangible Assets - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 Segment	Dec. 31, 2012	Dec. 31, 2011	Oct. 02, 2012 Contingency Services [Member]
Goodwill And Intangible Assets [Line Items]
Number of reportable segments	4
Goodwill deemed to be impaired	$ 0			$ 0
Number of year projections that reflect the anticipated cash flow fluctuations	5 years
Residual value	0
Amortization of acquired intangible assets	13,000,000	18,000,000	21,000,000
2014	9,000,000
2015	7,000,000
2016	5,000,000
2017	2,000,000
2018	$ 2,000,000